General - Additional Information (Detail) (USD $)	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended			12 Months Ended						0 Months Ended									0 Months Ended		6 Months Ended
	Sep. 24, 2013	Jun. 30, 2014	Jan. 02, 2014 Earthbound Farm [Member]	Jun. 30, 2014 Earthbound Farm [Member]	Jul. 25, 2013 Dean Foods Net Investment [Member]	May 23, 2013 Dean Foods Net Investment [Member]	May 17, 2013 Dean Foods Net Investment [Member]	Dec. 31, 2013 Dean Foods Net Investment [Member]	Jun. 30, 2014 Common Stock - Class A [Member]	Dec. 31, 2013 Common Stock - Class A [Member]	Jun. 30, 2013 Common Stock - Class A [Member]	May 23, 2013 Common Stock - Class A [Member]	Dec. 31, 2012 Common Stock - Class A [Member]	Jul. 25, 2013 Common Stock - Class A [Member] Dean Foods Net Investment [Member]	May 23, 2013 Common Stock - Class A [Member] Dean Foods Net Investment [Member]	May 21, 2013 Common Stock - Class A [Member] Dean Foods Net Investment [Member]	Oct. 15, 2012 Common Stock - Class B [Member]	Jun. 30, 2014 Common Stock - Class B [Member]	Dec. 31, 2013 Common Stock - Class B [Member]	Jun. 30, 2013 Common Stock - Class B [Member]	May 23, 2013 Common Stock - Class B [Member]	Dec. 31, 2012 Common Stock - Class B [Member]	May 23, 2013 Common Stock - Class B [Member] Dean Foods Net Investment [Member]	May 21, 2013 Common Stock - Class B [Member] Dean Foods Net Investment [Member]	Jun. 30, 2014 Common Stock - Class B [Member] Dean Foods Net Investment [Member]
Business And Basis Of Presentation [Line Items]
Effective date of acquisition			Jan. 02, 2014	Jan. 02, 2014
Distribution date						May 23, 2013		May 23, 2013
Number of shares to be distributed as dividend															47,686,000								67,914,000
Common stock, par value									$ 0.01	$ 0.01		$ 0.01	$ 0.01		$ 0.01			$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Record date for the distribution							May 17, 2013	May 17, 2013
Number of votes per share																							one vote per share		One vote per share
Conversion of Class B common stock into Class A common stock	67,913,310															82,086,000								82,086,000
Shares outstanding					0				174,112,568	173,452,896	105,106,881		23,000,000		34,400,000			0	0	67,914,000		150,000,000	0
Period to dispose of remaining ownership interest						3 years
Number of shares disposed of in public offering														34,400,000
Dean Foods' ownership interest in the Company					0.00%
Conversion basis, Class B common stock conversion into Class A common stock	one-for-one basis	One-for-one basis															Each share of Class B common stock was convertible into one share of Class A common stock